Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance	$ 7,576	$ 18,658,951	$ 28,065		$ (3,130,640)	$ 15,563,952
Balance at Oct. 31, 2015	7,576	18,658,951	28,065		(3,130,640)	15,563,952
Stock-based compensation		109,424				109,424
Net income			(36,364)		6,269,955	6,233,591
Disolution of noncontrolling interest			8,299			8,299
Balance	7,576	18,658,951	28,065		(3,130,640)	15,563,952
Net income			$ (36,364)		6,269,955	6,233,591
Balance at Oct. 31, 2016	7,576	18,768,375			3,139,315	21,915,266
Balance	7,576	18,768,375			3,139,315	21,915,266
Stock-based compensation		362,345				362,345
Net income					913,279	913,279
Repurchase of stock options		(686,645)				(686,645)
Purchased for retirement, not re-issuable					(889,825)	(889,825)
Preferred stock dividend					(4,840,065)	(4,840,065)
Foreign currency translation adjustment				$ 2,381,190		2,381,190
Balance	7,576	18,768,375		2,381,190	3,139,315	21,915,266
Net income					913,279	913,279
Balance at Oct. 31, 2017	7,576	18,444,075		2,381,190	(1,677,296)	19,155,545
Balance	7,576	18,444,075		2,381,190	(1,677,296)	19,155,545
Stock-based compensation		280,632				280,632
Net income					28,381,842	28,381,842
Foreign currency translation adjustment				(1,797,116)		(1,797,116)
Balance	7,576	18,444,075		2,381,190	(1,677,296)	19,155,545
Net income					28,381,842	28,381,842
Balance at Oct. 31, 2018	7,576	18,724,707		584,074	26,704,546	46,020,903
Balance	$ 7,576	$ 18,724,707		$ 584,074	$ 26,704,546	$ 46,020,903